UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3695
-----------------------------------

Waddell & Reed Advisors New Concepts Fund, Inc.
-------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
--------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2006

Waddell & Reed Advisors New Concepts Fund

         CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Renewal of Investment Management Agreement
30	Proxy Voting Information
30	Quarterly Portfolio Schedule Information
30	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors New Concepts Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors New Concepts Fund, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2006

DEAR SHAREHOLDER:

More than half of the first decade of the 21st century is now history. We feel times are better than most realize, and we are pleased to report that stock markets around the globe generally provided excellent returns since June 30. Bond markets also provided solid returns. Concerns regarding inflation, energy prices, housing weakness and negative geopolitical developments all failed to prove problematic.

Enclosed is our report on your Fund's operations for the six months ended December 31, 2006. Over the period, the S&P 500 Index advanced 11.7 percent, led by an 18.4 percent rise in telecommunications stocks. Energy stocks were volatile as the price of oil fell sharply this past summer, but still finished the six-month period with a gain of 6.7 percent.

Good news overpowered investor anxiety

There was much fear and anxiety in global stock and bond markets in early summer as gasoline prices spiked. Doubts persisted about the strength of U.S. corporate earnings and the Federal Reserve Board's new chairman's policy intentions. However, by early autumn, negative investor sentiment dissipated and energy prices receded. Investors benefited from a significant amount of good news, including:

  the Federal Reserve stopped raising short-term interest rates oil prices dropped more than $20 a barrel
  corporate profits growth remained strong
  global merger and acquisition activity became brisk and
  geopolitical issues lessened somewhat.

Over the longer term, we think the cost of energy is on an upward path. We feel there's just too much long-term global demand relative to known reserves, especially in rapidly growing countries such as China and India. Also, our appetite for hydrocarbons in the U.S. remains voracious. Global weather patterns were calmer in 2006, but we feel there are still long-term risks to oil and gas supplies from the wrath of both nature and political extremism.

Beginning with this report period, we have added a new Economic Snapshot chart that highlights some selected U.S. economic indicators. As you can see, there's much to be thankful for, as well as a strong case for optimism about the future. Compared to six months earlier, a smaller percentage of people in the U.S. are unemployed. Oil prices and overall inflation are lower. The cost of financing a home is lower and overall economic growth is healthy.

Economic Snapshot
	12/31/06	6/30/06

U.S. unemployment rate	4.50%	4.60%
Inflation (U.S. Consumer Price Index)	2.50%	4.30%
U.S. GDP	3.50%	3.50%
30-year fixed mortgage rate	6.16%	6.78%
Oil price per barrel	$61.05	$73.93

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

We believe the potential for continued global economic growth is just as good. Since 2002, profits for companies in the S&P 500 are up significantly more than are S&P 500 share prices. Stock valuations generally appear reasonable in our opinion, especially given low current U.S. interest rate levels. We see a solid path ahead for diversified investors in 2007. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark our organization's 70th anniversary. Born during a U.S. recession, we launched our first Waddell & Reed Advisors fund three years later. With nearly 900 employees at our expanding Kansas City area home office, and a network of financial advisors nationwide, we have deep resources focused on helping you achieve your long-term financial goals. As investment managers, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as an effort to manage against risk. In an effort to accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

NEW CONCEPTS FUND

 As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2006	Beginning Account Value 6-30-06	Ending Account Value 12-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,059.40	1.44%	$7.52
Class B	1,000	1,053.10	2.49	12.93
Class C	1,000	1,053.80	2.37	12.32
Class Y	1,000	1,062.00	1.05	5.46
Based on 5% Return (2)
Class A	$1,000	$1,017.94	1.44%	$7.37
Class B	1,000	1,012.65	2.49	12.68
Class C	1,000	1,013.25	2.37	12.08
Class Y	1,000	1,019.94	1.05	5.35

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF NEW CONCEPTS FUND

Portfolio Highlights

On December 31, 2006, Waddell & Reed Advisors New Concepts Fund, Inc. had net assets totaling $1,362,547,549 invested in a diversified portfolio of:

90.55%	Domestic Common Stock
5.75%	Cash and Cash Equivalents
3.70%	Foreign Common Stock

As a shareholder of the Fund, for every $100 you had invested on December 31, 2006, your Fund owned:

Health Care Stocks	$23.35
Business Equipment and Services Stocks	$14.88
Technology Stocks	$14.38
Financial Services Stocks	$12.57
Capital Goods Stocks	$7.34
Retail Stocks	$6.46
Cash and Cash Equivalents	$5.75
Miscellaneous Stocks	$5.38
Energy Stocks	$4.12
Consumer Services Stocks	$2.93
Consumer Nondurables Stocks	$2.84

The Investments of New Concepts Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Banks - 5.54%
Northern Trust Corporation	606,000	$36,759,960
Synovus Financial Corp.	1,258,000	38,784,140
		75,544,100
Beverages - 1.40%
Brown-Forman Corporation, Class B	288,750	19,126,800

Business Equipment and Services - 8.06%
Cintas Corporation	515,000	20,450,650
Euronet Worldwide, Inc.*	215,000	6,377,975
Lamar Advertising Company, Class A*	472,500	30,884,962
Republic Services, Inc., Class A	331,000	13,461,770
Stericycle, Inc.*	511,210	38,627,028
		109,802,385
Capital Equipment - 2.03%
IDEX Corporation	584,450	27,708,774

Chemicals - Specialty - 1.20%
Air Products and Chemicals, Inc.	232,000	16,304,960

Computers - Micro - 5.20%
Apple Computer, Inc.*	599,900	50,865,521
Sun Microsystems, Inc.*	3,704,000	20,057,160
		70,922,681
Computers - Peripherals - 0.58%
Electronic Arts Inc.*	157,000	7,904,165

Consumer Electronics - 1.11%
Research In Motion Limited (A)*	118,000	15,086,890

Electrical Equipment - 1.92%
Molex Incorporated	282,000	8,918,250
Molex Incorporated, Class A	621,600	17,221,428
		26,139,678
Electronic Components - 7.20%
Broadcom Corporation, Class A*	906,000	29,263,800
Linear Technology Corporation	356,000	10,799,260
Microchip Technology Incorporated	746,100	24,386,279
Network Appliance, Inc.*	855,900	33,619,752
		98,069,091
Electronic Instruments - 1.40%
Lam Research Corporation*	377,000	19,085,625

Farm Machinery - 0.99%
AGCO Corporation*	435,000	13,458,900

Food and Related - 1.44%
Hershey Foods Corporation	394,300	19,636,140

Health Care - Drugs - 5.47%
Allergan, Inc.	408,000	48,853,920
Gilead Sciences, Inc.*	395,800	25,685,441
		74,539,361
Health Care - General - 10.36%
Biomet, Inc.	692,100	28,542,204
DENTSPLY International Inc.	520,000	15,529,800
Gen-Probe Incorporated*	247,900	12,975,086
Henry Schein, Inc.*	799,600	39,140,420
Hologic, Inc.*	285,000	13,463,400
Kyphon Inc.*	327,500	13,227,725
Zimmer Holdings, Inc.*	233,000	18,262,540
		141,141,175
Hospital Supply and Management- 7.52%
C. R. Bard, Inc.	496,000	41,153,120
Cytyc Corporation*	642,500	18,176,325
Express Scripts, Inc.*	143,000	10,243,090
Laboratory Corporation of America Holdings*	447,100	32,848,437
		102,420,972
Insurance - Property and Casualty - 2.37%
AXIS Capital Holdings Limited	530,000	17,686,100
Everest Re Group, Ltd.	149,000	14,618,390
		32,304,490
Metal Fabrications - 2.40%
Fastenal Company	911,800	32,701,707

Motor Vehicles - 1.09%
Harley-Davidson, Inc.	210,000	14,798,700

Multiple Industry - 0.22%
Allot Communications Ltd.*	135,750	1,588,954
Teekay Offshore Partners L.P.*	52,000	1,370,720
		2,959,674
Petroleum - Domestic - 1.24%
XTO Energy Inc.	360,333	16,953,668

Petroleum - International - 1.26%
Noble Energy, Inc.	349,800	17,164,686

Petroleum - Services - 1.62%
BJ Services Company	217,000	6,362,440
Complete Production Services, Inc.*	324,400	6,877,280
Smith International, Inc.	214,000	8,788,980
		22,028,700
Publishing - 2.93%
Getty Images, Inc.*	299,800	12,837,436
Meredith Corporation	482,000	27,160,700
		39,998,136
Restaurants - 2.21%
P.F. Chang's China Bistro, Inc.*	373,000	14,310,145
YUM! Brands, Inc.	268,000	15,758,400
		30,068,545
Retail - Food Stores - 0.89%
Longs Drug Stores Corporation	286,600	12,146,108

Retail - General Merchandise - 1.11%
Nordstrom, Inc.	306,500	15,122,710

Retail - Specialty Stores - 2.25%
Chico's FAS, Inc.*	504,000	10,427,760
Coldwater Creek Inc.*	275,000	6,740,250
Gap, Inc. (The)	692,000	13,494,000
		30,662,010
Security and Commodity Brokers - 4.66%
Chicago Mercantile Exchange Holdings Inc.	84,300	42,971,925
TD Ameritrade Holding Corporation	1,269,000	20,507,040
		63,478,965
Timesharing and Software - 6.82%
aQuantive, Inc.*	145,000	3,574,250
eBay Inc.*	996,000	29,914,860
Global Payments Inc.	517,000	23,937,100
Paychex, Inc.	897,000	35,444,955
		92,871,165
Trucking and Shipping - 1.76%
C.H. Robinson Worldwide, Inc.	587,200	24,019,416

TOTAL COMMON STOCKS - 94.25%		$1,284,170,377

(Cost: $796,206,535)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.44%
Diageo Capital plc (Diageo plc),
5.38%, 1-4-07	$6,000	5,997,310

Construction Materials - 0.22%
Black & Decker Holdings Inc. and Black & Decker Luxembourg Finance S.C.A. (Black & Decker Corporation (The)),
5.38%, 1-17-07	3,000	2,992,827

Containers - 0.32%
Bemis Company, Inc.,
5.33%, 1-8-07	4,366	4,361,475

Finance Companies - 1.47%
BP Capital Markets p.l.c.,
5.27%, 1-2-07	5,000	4,999,268
Kitty Hawk Funding Corp.,
5.33%, 1-10-07	15,000	14,980,012
		19,979,280
Food and Related - 0.22%
Archer Daniels Midland Company,
5.29%, 2-13-07	3,000	2,981,044

Health Care - General - 0.73%
Johnson & Johnson,
5.22%, 1-12-07	10,000	9,984,050

Household - General Products - 0.73%
Procter & Gamble Company (The),
5.27%, 1-10-07	10,000	9,986,825

Publishing - 0.37%
Gannett Co., Inc.,
5.35%, 1-3-07	5,000	4,998,514

Utilities - Electric - 0.56%
Detroit Edison Co.,
5.37%, 1-5-07	7,619	7,614,454

Utilities - Gas and Pipeline - 0.44%
Michigan Consolidated Gas Co.,
5.37%, 1-18-07	6,000	5,984,785

Utilities - Telephone - 0.29%
BellSouth Corporation,
5.32%, 1-11-07	4,000	3,994,089

TOTAL SHORT-TERM SECURITIES - 5.79%		$78,874,653

(Cost: $78,874,653)

TOTAL INVESTMENT SECURITIES - 100.04%		$1,363,045,030

(Cost: $875,081,188)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)		(497,481)

NET ASSETS - 100.00%		$1,362,547,549

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written call option outstanding as of December 31, 2006. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Premium Received	Market Value

Research In Motion Limited	89	$14,862	$445

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      NEW CONCEPTS FUND
      December 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $875,081) (Notes 1 and 3)	$1,363,045
Cash	1
Receivables:
Investment securities sold	1,602
Dividends and interest	1,054
Fund shares sold	1,031
Prepaid and other assets	39

Total assets	1,366,772

LIABILITIES
Payable to Fund shareholders	3,039
Accrued shareholder servicing (Note 2)	441
Accrued service fee (Note 2)	268
Payable for investment securities purchased	219
Accrued management fee (Note 2)	93
Accrued accounting services fee (Note 2)	22
Accrued distribution fee (Note 2)	10
Outstanding written options - at value (premium received - $15) (Note 6)	– *
Other	132

Total liabilities	4,224

Total net assets	$1,362,548

NET ASSETS
$1.00 par value capital stock:
Capital stock	$123,702
Additional paid-in capital	832,408
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(3,650)
Accumulated undistributed net realized loss on investment transactions	(77,890)
Net unrealized appreciation in value of investments	487,978

Net assets applicable to outstanding units of capital	$1,362,548

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.06
Class B	$10.11
Class C	$10.19
Class Y	$11.47
Capital shares outstanding:
Class A	114,545
Class B	5,069
Class C	1,804
Class Y	2,284
Capital shares authorized	300,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      NEW CONCEPTS FUND
      For the Six Months Ended December 31, 2006
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$4,664
Interest and amortization	1,774

Total income	6,438

Expenses (Note 2):
Investment management fee	5,675
Shareholder servicing:
Class A	1,851
Class B	157
Class C	44
Class Y	19
Service fee:
Class A	1,532
Class B	67
Class C	23
Distribution fee:
Class A	26
Class B	201
Class C	69
Accounting services fee	130
Legal fees	32
Custodian fees	25
Audit fees	17
Other	191

Total	10,059
Less waiver of investment mangement fee (Notes 2 and 7)	(50)

Total expenses	10,009

Net investment loss	(3,571)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	33,296
Realized net loss on written options	(1,162)

Realized net gain on investments	32,134

Unrealized appreciation in value of securities during the period	47,104
Unrealized depreciation in value of written options during the period	(48)

Unrealized appreciation in value of investments during the period	47,056

Net gain on investments	79,190

Net increase in net assets resulting from operations	$75,619

See Notes to Financial Statements.

Statement of Changes in Net Assets
      NEW CONCEPTS FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(3,571)	$(2,882)
Realized net gain on investments	32,134	135,823
Unrealized appreciation	47,056	43,759

Net increase in net assets resulting from operations	75,619	176,700

Distributions to shareholders from (Note 1E): (1)
Net investment income:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(–)	(–)

Capital share transactions (Note 5)	(63,946)	(75,752)

Total increase	11,673	100,948
NET ASSETS
Beginning of period	1,350,875	1,249,927

End of period	$1,362,548	$1,350,875

Undistributed net investment loss	$(3,650)	$(79)

(1)See "Financial Highlights" on pages 16 - 19.

See Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006		2005		2004		2003		2002

Net asset value, beginning of period	$10.44		$9.13		$8.35		$6.71		$6.42		$8.73

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.02)		(0.08)		(0.07)		(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	0.65		1.33		0.86		1.71		0.34		(2.26)

Total from investment operations	0.62		1.31		0.78		1.64		0.29		(2.30)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Net asset value, end of period	$11.06		$10.44		$9.13		$8.35		$6.71		$6.42

Total return (1)	5.94%		14.35%		9.34%		24.44%		4.52%		-26.34%
Net assets, end of period (in millions)	$1,267		$1,253	$1,159		$1,143			$892		$965
Ratio of expenses to average net assets including expense waiver	1.44	%(2)	1.44%		1.51%		1.55%		1.65%		1.50%
Ratio of net investment loss to average net assets including expense waiver	-0.48	%(2)	-0.16%		-0.86%		-0.98%		-1.01%		-0.61%
Ratio of expenses to average net assets excluding expense waiver	1.45	%(2)	1.44	%(3)	1.51	%(3)	1.55	%(3)	1.65	%(3)	1.50	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-0.49	%(2)	-0.16	%(3)	-0.86	%(3)	-0.98	%(3)	-1.01	%(3)	-0.61	%(3)
Portfolio turnover rate	9%		21%		19%		29%		26%		58%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006		2005		2004		2003		2002

Net asset value, beginning of period	$9.60		$8.48		$7.84		$6.38		$6.19		$8.52

Income (loss) from investment operations:
Net investment loss	(0.14)		(0.15)		(0.17)		(0.12)		(0.13)		(0.12)
Net realized and unrealized gain (loss) on investments	0.65		1.27		0.81		1.58		0.32		(2.20)

Total from investment operations	0.51		1.12		0.64		1.46		0.19		(2.32)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Net asset value, end of period	$10.11		$9.60		$8.48		$7.84		$6.38		$6.19

Total return	5.31%		13.21%		8.16%		22.88%		3.07%		-27.22%
Net assets, end of period (in millions)	$51		$55		$52		$50		$35		$34
Ratio of expenses to average net assets including expense waiver	2.49	%(1)	2.49%		2.63%		2.75%		3.03%		2.78%
Ratio of net investment loss to average net assets including expense waiver	-1.54	%(1)	-1.21%		-1.98%		-2.18%		-2.39%		-1.90%
Ratio of expenses to average net assets excluding expense waiver	2.50	%(1)	2.49	%(2)	2.63	%(2)	2.75	%(2)	3.03	%(2)	2.78	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-1.55	%(1)	-1.21	%(2)	-1.98	%(2)	-2.18	%(2)	-2.39	%(2)	-1.90	%(2)
Portfolio turnover rate	9%		21%		19%		29%		26%		58%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006		2005		2004		2003		2002

Net asset value, beginning of period	$9.67		$8.53		$7.88		$6.40		$6.20		$8.53

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.10)		(0.14)		(0.07)		(0.12)		(0.10)
Net realized and unrealized gain (loss) on investments	0.62		1.24		0.79		1.55		0.32		(2.22)

Total from investment operations	0.52		1.14		0.65		1.48		0.20		(2.32)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Net asset value, end of period	$10.19		$9.67		$8.53		$7.88		$6.40		$6.20

Total return	5.38%		13.36%		8.25%		23.13%		3.23%		-27.19%
Net assets, end of period (in millions)	$19		$19		$17		$15		$8		$7
Ratio of expenses to average net assets including expense waiver	2.37	%(1)	2.37%		2.47%		2.59%		2.89%		2.72%
Ratio of net investment loss to average net assets including expense waiver	-1.42	%(1)	-1.09%		-1.82%		-2.01%		-2.26%		-1.85%
Ratio of expenses to average net assets excluding expense waiver	2.38	%(1)	2.37	%(2)	2.47	%(2)	2.59	%(2)	2.89	%(2)	2.72	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-1.43	%(1)	-1.09	%(2)	-1.82	%(2)	-2.01	%(2)	-2.26	%(2)	-1.85	%(2)
Portfolio turnover rate	9%		21%		19%		29%		26%		58%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006		2005		2004		2003		2002

Net asset value, beginning of period	$10.80		$9.41		$8.57		$6.85		$6.51		$8.82

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.04		(0.02)		(0.05)		0.02		0.01
Net realized and unrealized gain (loss) on investments	0.68		1.35		0.86		1.77		0.32		(2.30)

Total from investment operations	0.67		1.39		0.84		1.72		0.34		(2.29)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.01)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.02)

Net asset value, end of period	$11.47		$10.80		$9.41		$8.57		$6.85		$6.51

Total return	6.20%		14.77%		9.80%		25.11%		5.06%		-25.89%
Net assets, end of period (in millions)	$26		$24		$22		$22		$15		$20
Ratio of expenses to average net assets including expense waiver	1.05	%(1)	1.04%		1.06%		1.06%		1.05%		1.05%
Ratio of net investment income (loss) to average net assets including expense waiver	-0.09	%(1)	0.23%		-0.41%		-0.48%		-0.42%		-0.14%
Ratio of expenses to average net assets excluding expense waiver	1.06	%(1)	1.04	%(2)	1.06	%(2)	1.06	%(2)	1.05	%(2)	1.05	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.10	%(1)	0.23	%(2)	-0.41	%(2)	-0.48	%(2)	-0.42	%(2)	-0.14	%(2)
Portfolio turnover rate	9%		21%		19%		29%		26%		58%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2006

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors New Concepts Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek growth. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

      C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

      D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

      E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. F. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 7), the fee is as follows: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. During the six months ended December 31, 2006, the amount waived was $50,411.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Through August 31, 2006, for Class A, Class B and Class C shares, the Fund paid WRSCO a per account charge for shareholder servicing for each shareholder account which was in existence at any time during the prior month. The monthly fee was $1.5042 for each shareholder account which was in existence at any time during the prior month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that the Fund pays WRSCO a monthly per account charge for shareholder servicing for each shareholder account which is non-networked and which was in existence at any time during the prior month as shown above; however, WRSCO has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries) WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,174,233. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2006, W&R received $570, $22,359 and $4,469 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $728,932 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

The Fund paid Directors' regular compensation of $27,975, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $115,510,446, while proceeds from maturities and sales aggregated $217,139,210. Purchases of options aggregated $2,130,115, while proceeds aggregated $2,056,476. Purchases of short-term securities aggregated $1,915,783,327, while proceeds from maturities and sales aggregated $1,886,814,632. No U.S. government obligations were purchased or sold during the six-month period ended December 31, 2006.

For Federal income tax purposes, cost of investments owned at December 31, 2006 was $885,270,329, resulting in net unrealized appreciation of $477,774,701, of which $494,702,610 related to appreciated securities and $16,927,909 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2006 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$–
Distributed ordinary income	–
Undistributed ordinary income	–

Realized long-term capital gains	–
Distributed long-term capital gains	–
Undistributed long-term capital gains	–

Capital loss carryover	–

Post-October losses deferred	–

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2011	$56,522,948
June 30, 2012	43,311,713

Total carryover	$99,834,661

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

Shares issued from sale of shares:
Class A	6,154	13,936
Class B	206	569
Class C	160	415
Class Y	153	267
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	–	–
Class B	–	–
Class C	–	–
Class Y	–	–
Shares redeemed:
Class A	(11,603)	(20,927)
Class B	(845)	(995)
Class C	(300)	(410)
Class Y	(133)	(374)

Decrease in outstanding capital shares	(6,208)	(7,519)

Value issued from sale of shares:
Class A	$65,375	$142,928
Class B	2,005	5,375
Class C	1,567	3,959
Class Y	1,653	2,838
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	–	–
Class B	–	–
Class C	–	–
Class Y	–	–
Value redeemed:
Class A	(121,879)	(213,608)
Class B	(8,288)	(9,380)
Class C	(2,920)	(3,879)
Class Y	(1,459)	(3,985)

Decrease in outstanding capital	$(63,946)	$(75,752)

NOTE 6 - Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2006	2,986	$195,064
Options written	35,634	3,114,533
Options terminated in closing purchase transactions	(31,614)	(2,740,138)
Options exercised	(–)	(–)
Options expired	(6,917)	(554,597)

Outstanding at December 31, 2006	89	$14,862

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors New Concepts Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors New Concepts Fund, Inc. (the "Fund"), as of December 31, 2006, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the year ended June 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors New Concepts Fund, Inc. as of December 31, 2006, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the year ended June 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 15, 2007

Renewal of Investment Management Agreement for Waddell & Reed Advisors New Concepts Fund, Inc.

At their meeting on August 28, 29 and 30, 2006, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request ("Request Letter") for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement. WRIMCO provided materials to the Directors that included responses to the Request Letter and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to the Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to the Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Directors considered the nature, extent and quality of the services provided to the Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered the Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. The Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of the Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of the Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective and similar investment policies and strategies as the Fund ("Similar Funds"). The Directors also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective and similar investment policies and strategies as the Fund ("Other Accounts").

The Directors considered that Waddell & Reed Advisors New Concepts Fund's total return performance was higher than the peer group median for the one-, three-, five-, and ten-year periods and higher than the Lipper index for the three-, five-, seven-, and ten-year periods.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was lower than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its peer group.

The Directors also considered that there was a Similar Fund that had an advisory fee schedule that was the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Directors considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the Fund's management fee.

Profitability and Economies of Scale

The Directors also considered that the Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Directors also considered the management fee rate reductions to be effective October 1, 2006, for the Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for the Fund on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to the Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Fund's Management Agreement, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that the Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the Fund's performance was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1012SA (12-06)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc. (Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 8, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 8, 2007